Unaudited condensed consolidated interim income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	£ 6,373	£ 6,663
Costs of services	(5,568)	(5,826)
Gross profit	805	837
General and administrative costs	(544)	(616)
Profit (loss) from operating activities	261	221
Earnings from associates	14	17
Profit before interest and taxation	275	238
Finance and investment income	39	49
Finance costs	(174)	(178)
Revaluation and retranslation of financial instruments	(34)	(11)
Profit before taxation	106	98
Taxation	(69)	(28)
Profit for the period	37	70
Attributable to:
Equity holders of the parent	19	44
Non-controlling interests	18	26
Profit for the period	£ 37	£ 70
Earnings per share
Basic earnings per ordinary share (pounds per share)	£ 0.018	£ 0.041
Diluted earnings per ordinary share (pounds per share)	£ 0.017	£ 0.040